Supplemental cash flow information	12 Months Ended
Mar. 31, 2014
Supplemental cash flow information

3. Supplemental cash flow information:

Cash payments for income taxes were ¥282,440 million, ¥331,007 million and ¥411,133 million for the years ended March 31, 2012, 2013 and 2014, respectively. Interest payments during the years ended March 31, 2012, 2013 and 2014 were ¥365,109 million, ¥325,575 million and ¥352,590 million, respectively.

Capital lease obligations of ¥5,847 million, ¥3,749 million and ¥3,422 million were incurred for the years ended March 31, 2012, 2013 and 2014, respectively.